Debt (Narrative) (Details) R$ in Thousands, $ in Thousands			1 Months Ended										12 Months Ended
	Jul. 05, 2024 USD ($)	May 10, 2024 USD ($)	Sep. 30, 2024 BRL (R$)	Sep. 30, 2024 USD ($)	Aug. 31, 2024 USD ($)	Jun. 25, 2024 USD ($)	May 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Jan. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Repayment of borrowing													$ 27,075	$ 35,000
Proceeds from borrowings													44,355	70,000
Borrowings								$ 75,000					92,280	$ 75,000
Debt facility [Member]
Disclosure of detailed information about borrowings [line items]
Repayment of borrowing										$ 15,000
Proceeds from borrowings												$ 20,000
Borrowings, maturity												Following an amendment finalized in June 2023, the facility is for three years, with the principal due for repayment at maturity.
Basis for interest rate												In addition to a fee of 0.80%, accrued interest at a rate of 8.51% p.a. is to be paid every six months.
Three-year debt facility [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings									$ 20,000	$ 15,000	$ 10,000
Borrowings, maturity										This new facility is for three years, with four equal principal repayments due semi- annually after a grace period of 540 days.	The principal is due for repayment at maturity, with interest payments due semi-annually.
Basis for interest rate									Interest payments are due quarterly with 50% of the principal to be repaid in October 2025 and 50% to be repaid in October 2026.
Interest rate									8.95%	8.75%	8.51%
Initial fee of principal											0.80%
Two-year debt facility [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings								$ 10,000
Borrowings, maturity								the principal due for repayment at maturity.
Basis for interest rate								In addition to a fee of 0.85%, accrued interest at a rate of 10.45% p.a. is to be paid at maturity.
Working capital facility [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings		$ 7,813	R$ 50,000	$ 9,235
Basis for interest rate			drawdowns repayable in 120 days together with accrued interest at a rate of 9.00% p.a..	drawdowns repayable in 120 days together with accrued interest at a rate of 9.00% p.a..			Drawdowns on the facility were repayable in 90 days together with accrued interest at a rate of 8.25% p.a., with renewals subject to approval by the bank.
Total limit of borrowing			R$ 50,000				$ 8,000
Working capital debt facility with another bank [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings					$ 1,799		$ 1,914
Interest rate							8.65%
Total limit of borrowing							$ 2,000
Inventory financing facilities [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings	$ 10,000					$ 10,000
Basis for interest rate	Amounts repaid include a commission fee of 1%, interest costs and other direct costs. The Company began drawing down on this facility in July 2024.					Amounts repaid include a commission fee of 1%, interest at a rate of the one month U.S. Secured Overnight Financing Rate ("SOFR") plus 3.0% and other direct costs. The Company began drawing down on this facility in July 2024.
Total limit of borrowing	$ 10,000					$ 10,000
Borrowings													$ 8,045